PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER ASSETS [Abstract]
Prepaid Expenses and Other Assets
	As of December 31,
	2021	2022
	$	$
Current
Deferred channel costs	517,545	271,194
Other receivables	570,176	782,022
Prepaid expenses	120,753	121,049
Security deposits	18,725	16,828
Taxes receivable	145,401	168,266
Securities purchased under agreements to resell	11,418	390,002
Assets held for sale	–	25,954
Others	17,845	23,336
	1,401,863	1,798,651

Non-current
Deferred channel costs	14,367	8,476
Other receivables	3,303	6,821
Prepayment of long-lived assets (including renovation-in-progress)	44,056	61,733
Security deposits	48,770	47,314
Others	14,025	11,272
	124,521	135,616